SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Salaries and other short-term employee benefits	$ 765	¥ 110,282	¥ 98,937	¥ 109,411